ACQUISITIONS AND BUSINESS COMBINATIONS	12 Months Ended
Apr. 30, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
ACQUISITIONS AND BUSINESS COMBINATIONS

Note 5: ACQUISITIONS AND BUSINESS COMBINATIONS

In the year ended April 30, 2022, the Company acquired three entities in accordance with ASC 805. A full description of those transactions are reflected in the audited financial statements contained in our Annual Report on Form 10-K filed with the Securities and Exchange Commission on May 17, 2023.

The Company has elected to apply pushdown accounting to each of the entities acquired.

For Foundation Sports as referred to in Note 16, the Company disposed of 75% of this entity in December 2022. The company has valued the 25% they continue to own in Foundation Sports at $0.

For PlaySight as referred to in Note 16, the Company sold back to the original shareholders 100% of this entity in November 2022.

Pro Forma Results

The following pro forma financial information presents the results of operations of the Company as of the year ended April 30, 2022, respectively, as if the acquisitions of Gameface had occurred as of the beginning of the first period presented instead of February 2022.

Revenues	$16,102,672
Net loss	$(53,069,215)

Basic and diluted earnings (loss) per share	$(13.79)